Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2020
Office Buildings [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment	20 years
Office Buildings [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment	50 years
Plant and Machinery [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment	3 years
Plant and Machinery [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment	20 years
Electronics Equipment, Furniture and Fixtures [Member] | Minimum [Member]
Estimated useful life of property, plant and equipment	3 years
Electronics Equipment, Furniture and Fixtures [Member] | Maximum [Member]
Estimated useful life of property, plant and equipment	5 years
Motor Vehicles [Member]
Estimated useful life of property, plant and equipment	5 years
Purchased Software [Member]
Estimated useful life of property, plant and equipment	5 years
Software Development Costs [Member] | Minimum [Member]
Estimated useful life of intangible assets	3 years
Software Development Costs [Member] | Maximum [Member]
Estimated useful life of intangible assets	5 years
Trademarks [Member]
Estimated useful life of intangible assets	5 years